Accounts Payable - Aging Analysis of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Accounts payable	¥ 233,169	¥ 250,838
Within 1 month or on demand [member]
Disclosure of financial liabilities [line items]
Accounts payable	201,429	215,775
After 1 month but within 3 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	13,086	14,677
After 3 months but within 6 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	7,660	8,231
After 6 months but within 9 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	2,761	4,342
After 9 months but within 12 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 8,233	¥ 7,813